Foreign currency assets and liabilities (Details) € in Millions, ₪ in Millions, £ in Millions, $ in Millions, $ in Millions		Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 ARS ($)
Assets
Total assets						$ 107,047					$ 70,725
Liabilities
Total liabilities						224,923					153,462
ARGENTINA
Assets
Total trade and other receivables	[1]					2,847					1,599
Total restricted assets	[1]										41
Total investments in financial assets	[1]					3,974					1,356
Total derivative financial instruments	[1]					32					36
Total cash and cash equivalents	[1]					7,800					5,300
Total assets	[1]					14,653					8,332
Liabilities
Total trade and other payables	[1]					3,120					995
Total borrowings	[1]					25,029					18,683
Total liabilities	[1]					28,149					19,678
Borrowings [Member]
Liabilities
Total liabilities											129,411
Trade and Other Payables [Member]
Liabilities
Total liabilities						$ 18,101					23,879
Trade And Other Receivables [Member]
Assets
Total assets											$ 22,550
Derivative Financial Instruments [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 868					$ 1,123
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Liabilities	[1]	$ 25,029					$ 18,683
Derivative Financial Instruments [Member] | USD | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 104					$ 57
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Liabilities	[1]	$ 3,007					$ 955
Derivative Financial Instruments [Member] | Euros | Trade and Other Payables [Member]
Liabilities
Amount | €	[1],[2]			€ 3					€ 1
Exchange rate	[1],[3]	33.729	33.729	33.729	33.729	33.729	19.003	19.003	19.003	19.003	19.003
Derivative Financial Liabilities | €	[1]			€ 88					€ 19
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | USD
Assets
Amount	[1],[2]	$ 42					$ 35
Exchange rate	[1],[3]	28.750	28.750	28.750	28.750	28.750	16.530	16.530	16.530	16.530	16.530
Derivative Financial Assets	[1]	$ 1,202					$ 572
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Euros
Assets
Amount | €	[1],[2]			€ 5					€ 9
Exchange rate	[1],[3]	33.540	33.540	33.540	33.540	33.540	18.848	18.848	18.848	18.848	18.848
Derivative Financial Assets | €	[1]			€ 179					€ 172
Derivative Financial Instruments [Member] | Payables [member] | USD | Related Parties [member]
Liabilities
Amount	[1],[2]	$ 1					$ 1
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Liabilities	[1]	$ 25					$ 21
Derivative Financial Instruments [Member] | Receivable [member] | USD | Related Parties [member]
Assets
Amount	[1],[2]	$ 51					$ 52
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Assets	[1]	$ 1,466					$ 855
Derivative Financial Instruments [Member] | Restricted Assets [member] | USD
Assets
Amount	[1],[2]						$ 2
Exchange rate	[1],[3]	28.750	28.750	28.750	28.750	28.750	16.530	16.530	16.530	16.530	16.530
Derivative Financial Assets	[1]						$ 41
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | USD
Assets
Amount	[1],[2]	$ 125					$ 61
Exchange rate	[1],[3]	28.750	28.750	28.750	28.750	28.750	16.530	16.530	16.530	16.530	16.530
Derivative Financial Assets	[1]	$ 3,592					$ 1,014
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | USD | Related Parties [member]
Assets
Amount	[1],[2]	$ 12					$ 20
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Assets	[1]	$ 343					$ 324
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | Pounds
Assets
Amount | £	[1],[2]				£ 1					£ 1
Exchange rate	[1],[3]	37.904	37.904	37.904	37.904	37.904	21.486	21.486	21.486	21.486	21.486
Derivative Financial Assets | £	[1]				£ 39					£ 18
Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member] | USD
Assets
Amount	[1],[2]	$ 1					$ 1
Exchange rate	[1],[3]	28.750	28.750	28.750	28.750	28.750	16.530	16.530	16.530	16.530	16.530
Derivative Financial Assets	[1]	$ 32					$ 10
Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member] | USD | Related Parties [member]
Assets
Amount	[1],[2]						$ 2
Exchange rate	[1],[3]	28.850	28.850	28.850	28.850	28.850	16.630	16.630	16.630	16.630	16.630
Derivative Financial Assets	[1]						$ 26
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [member] | USD
Assets
Amount	[1],[2]	$ 269					$ 318
Exchange rate	[1],[3]	28.750	28.750	28.750	28.750	28.750	16.530	16.530	16.530	16.530	16.530
Derivative Financial Assets	[1]	$ 7,734					$ 5,250
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [member] | Euros
Assets
Amount | €	[1],[2]			€ 2					€ 3
Exchange rate	[1],[3]	33.540	33.540	33.540	33.540	33.540	18.848	18.848	18.848	18.848	18.848
Derivative Financial Assets | €	[1]			€ 66					€ 49
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [member] | ILS
Assets
Amount | ₪	[1],[2]
Exchange rate	[1],[3]	7.890	7.890	7.890	7.890	7.890	4.770	4.770	4.770	4.770	4.770
Derivative Financial Assets | ₪	[1]							₪ 1

[1]	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group's functional currency at each year-end.
[2]	Exchange rate as of June 30, of each year according to Banco Nacion Argentina records.
[3]	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 13).